Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Columbia Minnesota Tax-Exempt Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Minnesota Tax-Exempt Fund
Class Name	Class A
Trading Symbol	IMNTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Minnesota Tax-Exempt Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 80	0.81%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Credit quality security selection
| Positive contribution to benchmark-relative performance was driven by security selection in AAA, AA and BBB rated bonds.
Sector security selection
| Strong sector security selection in local general obligation (GO) and hospital bonds contributed to the Fund’s performance relative to its benchmark.
Credit quality allocation
| Underweight to AAA bonds added to relative performance.
Sector allocation
| An underweight to the state GO bonds added to the Fund’s relative performance.
Top Performance Detractors
Yield curve positioning

I

Heavy
supply and market
uncertainty
resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s overweight to longer maturity bonds (20 years and longer) and underweight to the shorter end of the curve detracted, as municipal market interest rates saw a material increase on the long end of the curve.
Credit quality allocation
| Overweights to not-rated and BB bonds detracted from relative performance.
Sector allocation
| Overweights to charter schools and continuing care retirement communities (CCRCs) detracted.
Sector security selection
| Security selection in housing bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	(1.75)	(0.91)	1.29
Class A (including sales charges)	(4.70)	(1.49)	0.98
Bloomberg Minnesota Municipal Bond Index	0.47	0.00	1.80
Bloomberg Municipal Bond Index	0.00	0.13	2.11

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 461,142,016
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 2,362,545
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 461,142,016
Total number of portfolio holdings	242
Management services fees (represents 0.47% of Fund average net assets)	$ 2,362,545
Portfolio turnover for the reporting period	13%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund
represented
as a
percentage
of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio
compositio
n
is subject to change.
Top Holdings
City of Rochester 11/15/2057 5.000%	2.8%
Roseville Independent School District No. 623 02/01/2038 4.000%	2.2%
Southern Minnesota Municipal Power Agency 01/01/2026 0.000%	2.1%
Brainerd Independent School District No. 181 02/01/2037 4.000%	2.1%
City of Maple Grove 05/01/2037 4.000%	2.1%
Minnesota Higher Education Facilities Authority 10/01/2052 5.000%	1.7%
County of Chippewa 03/01/2037 4.000%	1.5%
City of Minneapolis 11/15/2037 4.000%	1.4%
Stillwater Independent School District No. 834 02/01/2042 4.000%	1.4%
State of Minnesota 08/01/2043 4.000%	1.4%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
City of Rochester 11/15/2057 5.000%	2.8%
Roseville Independent School District No. 623 02/01/2038 4.000%	2.2%
Southern Minnesota Municipal Power Agency 01/01/2026 0.000%	2.1%
Brainerd Independent School District No. 181 02/01/2037 4.000%	2.1%
City of Maple Grove 05/01/2037 4.000%	2.1%
Minnesota Higher Education Facilities Authority 10/01/2052 5.000%	1.7%
County of Chippewa 03/01/2037 4.000%	1.5%
City of Minneapolis 11/15/2037 4.000%	1.4%
Stillwater Independent School District No. 834 02/01/2042 4.000%	1.4%
State of Minnesota 08/01/2043 4.000%	1.4%

Columbia Minnesota Tax-Exempt Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Minnesota Tax-Exempt Fund
Class Name	Class C
Trading Symbol	RMTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Minnesota Tax-Exempt Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 153	1.55%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Sector security selection
| Strong sector security selection in local general obligation (GO) and hospital bonds contributed to the Fund’s performance relative to its benchmark.
Credit quality allocation
| Underweight to AAA bonds added to relative performance.
Sector allocation
| An underweight to the state GO bonds added to the Fund’s relative performance.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s overweight to longer maturity bonds (20 years and longer) and underweight to the shorter end of the curve detracted, as municipal market interest rates saw a material increase on the long end of the curve.
Credit quality allocation
| Overweights to not-rated and BB
bonds
detracted from relative performance.
Sector allocation
| Overweights to charter schools and continuing care retirement communities (CCRCs) detracted.
Sector security selection
| Security selection in housing bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	(2.43)	(1.64)	0.54
Class C (including sales charges)	(3.39)	(1.64)	0.54
Bloomberg Minnesota Municipal Bond Index	0.47	0.00	1.80
Bloomberg Municipal Bond Index	0.00	0.13	2.11

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 461,142,016
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 2,362,545
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 461,142,016
Total number of portfolio holdings	242
Management services fees (represents 0.47% of Fund average net assets)	$ 2,362,545
Portfolio turnover for the reporting period	13%

Holdings [Text Block]
Graphical Repr
es
entation of Fund

Holdings
Top
Holdings
City of Rochester 11/15/2057 5.000%	2.8%
Roseville Independent School District No. 623 02/01/2038 4.000%	2.2%
Southern Minnesota Municipal Power Agency 01/01/2026 0.000%	2.1%
Brainerd Independent School District No. 181 02/01/2037 4.000%	2.1%
City of Maple Grove 05/01/2037 4.000%	2.1%
Minnesota Higher Education Facilities Authority 10/01/2052 5.000%	1.7%
County of Chippewa 03/01/2037 4.000%	1.5%
City of Minneapolis 11/15/2037 4.000%	1.4%
Stillwater Independent School District No. 834 02/01/2042 4.000%	1.4%
State of Minnesota 08/01/2043 4.000%	1.4%
Asset Categories

Largest Holdings [Text Block]
Top
Holdings
City of Rochester 11/15/2057 5.000%	2.8%
Roseville Independent School District No. 623 02/01/2038 4.000%	2.2%
Southern Minnesota Municipal Power Agency 01/01/2026 0.000%	2.1%
Brainerd Independent School District No. 181 02/01/2037 4.000%	2.1%
City of Maple Grove 05/01/2037 4.000%	2.1%
Minnesota Higher Education Facilities Authority 10/01/2052 5.000%	1.7%
County of Chippewa 03/01/2037 4.000%	1.5%
City of Minneapolis 11/15/2037 4.000%	1.4%
Stillwater Independent School District No. 834 02/01/2042 4.000%	1.4%
State of Minnesota 08/01/2043 4.000%	1.4%

Columbia Minnesota Tax-Exempt Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Minnesota Tax-Exempt Fund
Class Name	Institutional Class
Trading Symbol	CMNZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Minnesota Tax-Exempt Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 56	0.56%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Credit quality security selection
| Positive contribution to benchmark-relative performance was driven by security selection in AAA, AA and BBB rated bonds.
Sector security selection
| Strong sector security selection in local general obligation (GO) and hospital bonds contributed to the Fund’s performance relative to its benchmark.
Credit quality allocation
| Underweight to AAA bonds added to relative performance.
Sector allocation
| An underweight to the state GO bonds added to the Fund’s relative performance.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s overweight to longer maturity bonds (20 years and longer) and underweight to the shorter end of the curve detracted, as municipal market interest rates saw a material increase on the long end of the curve.
Credit quality allocation
| Overweights to not-rated and BB bonds detracted from relative performance.
Sector allocation
| Overweights to charter schools and continuing care
retirement
communities (CCRCs) detracted.
Sector security selection
| Security selection in housing bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	(1.46)	(0.67)	1.54
Bloomberg Minnesota Municipal Bond Index	0.47	0.00	1.80
Bloomberg Municipal Bond Index	0.00	0.13	2.11

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 461,142,016
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 2,362,545
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 461,142,016
Total number of portfolio holdings	242
Management services fees (represents 0.47% of Fund average net assets)	$ 2,362,545
Portfolio turnover for the reporting period	13%

Holdings [Text Block]
Graphical
Representation
of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
City of Rochester 11/15/2057 5.000%	2.8%
Roseville Independent School District No. 623 02/01/2038 4.000%	2.2%
Southern Minnesota Municipal Power Agency 01/01/2026 0.000%	2.1%
Brainerd Independent School District No. 181 02/01/2037 4.000%	2.1%
City of Maple Grove 05/01/2037 4.000%	2.1%
Minnesota Higher Education Facilities Authority 10/01/2052 5.000%	1.7%
County of Chippewa 03/01/2037 4.000%	1.5%
City of Minneapolis 11/15/2037 4.000%	1.4%
Stillwater Independent School District No. 834 02/01/2042 4.000%	1.4%
State of Minnesota 08/01/2043 4.000%	1.4%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
City of Rochester 11/15/2057 5.000%	2.8%
Roseville Independent School District No. 623 02/01/2038 4.000%	2.2%
Southern Minnesota Municipal Power Agency 01/01/2026 0.000%	2.1%
Brainerd Independent School District No. 181 02/01/2037 4.000%	2.1%
City of Maple Grove 05/01/2037 4.000%	2.1%
Minnesota Higher Education Facilities Authority 10/01/2052 5.000%	1.7%
County of Chippewa 03/01/2037 4.000%	1.5%
City of Minneapolis 11/15/2037 4.000%	1.4%
Stillwater Independent School District No. 834 02/01/2042 4.000%	1.4%
State of Minnesota 08/01/2043 4.000%	1.4%

Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Minnesota Tax-Exempt Fund
Class Name	Institutional 2 Class
Trading Symbol	CADOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Minnesota Tax-Exempt Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 56	0.56%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Credit quality security selection
| Positive contribution to benchmark-relative performance was driven by security selection in AAA, AA and BBB rated bonds.
Sector security selection
| Strong sector security selection in local general obligation (GO) and hospital bonds contributed to the Fund’s performance relative to its benchmark.
Credit quality allocation
| Underweight to AAA bonds added to relative performance.
Sector allocation
| An underweight to the state GO bonds added to the Fund’s relative performance.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market
uncertainty
resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s overweight to longer maturity bonds (20 years and longer) and underweight to the shorter end of the curve detracted, as municipal market interest rates saw a material increase on the long end of the curve.
Credit quality allocation
| Overweights to not-rated and BB bonds detracted from relative performance.
Sector allocation
| Overweights to charter schools and continuing care retirement communities (CCRCs) detracted.
Sector security selection
| Security selection in housing bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	(1.46)	(0.65)	1.53
Bloomberg Minnesota Municipal Bond Index	0.47	0.00	1.80
Bloomberg Municipal Bond Index	0.00	0.13	2.11

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 461,142,016
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 2,362,545
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 461,142,016
Total number of portfolio holdings	242
Management services fees (represents 0.47% of Fund average net assets)	$ 2,362,545
Portfolio turnover for the reporting period	13%

Holdings [Text Block]
Graphical
Representation
of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
City of Rochester 11/15/2057 5.000%	2.8%
Roseville Independent School District No. 623 02/01/2038 4.000%	2.2%
Southern Minnesota Municipal Power Agency 01/01/2026 0.000%	2.1%
Brainerd Independent School District No. 181 02/01/2037 4.000%	2.1%
City of Maple Grove 05/01/2037 4.000%	2.1%
Minnesota Higher Education Facilities Authority 10/01/2052 5.000%	1.7%
County of Chippewa 03/01/2037 4.000%	1.5%
City of Minneapolis 11/15/2037 4.000%	1.4%
Stillwater Independent School District No. 834 02/01/2042 4.000%	1.4%
State of Minnesota 08/01/2043 4.000%	1.4%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
City of Rochester 11/15/2057 5.000%	2.8%
Roseville Independent School District No. 623 02/01/2038 4.000%	2.2%
Southern Minnesota Municipal Power Agency 01/01/2026 0.000%	2.1%
Brainerd Independent School District No. 181 02/01/2037 4.000%	2.1%
City of Maple Grove 05/01/2037 4.000%	2.1%
Minnesota Higher Education Facilities Authority 10/01/2052 5.000%	1.7%
County of Chippewa 03/01/2037 4.000%	1.5%
City of Minneapolis 11/15/2037 4.000%	1.4%
Stillwater Independent School District No. 834 02/01/2042 4.000%	1.4%
State of Minnesota 08/01/2043 4.000%	1.4%

Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Minnesota Tax-Exempt Fund
Class Name	Institutional 3 Class
Trading Symbol	CMNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Minnesota Tax-Exempt Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 51	0.51%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Credit quality security selection
| Positive contribution to benchmark-relative performance was driven by security selection in AAA, AA and BBB rated bonds.
Sector security selection
| Strong sector security selection in local general obligation (GO) and hospital bonds contributed to the Fund’s performance relative to its benchmark.
Credit quality allocation
| Underweight to AAA bonds added to relative performance.
Sector allocation
| An underweight to the state GO bonds added to the Fund’s relative performance.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s overweight to longer maturity bonds (20 years and longer) and underweight to the shorter end of the curve detracted, as municipal market interest rates saw a material increase on the long end of the curve.
Credit quality allocation
| Overweights to not-rated and BB bonds detracted from relative performance.
Sector allocation
| Overweights to charter schools and continuing care retirement communities (CCRCs) detracted.
Sector security selection
| Security selection in housing bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	(1.41)	(0.59)	1.53
Bloomberg Minnesota Municipal Bond Index	0.47	0.00	1.80
Bloomberg Municipal Bond Index	0.00	0.13	2.11
(a)
The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 461,142,016
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 2,362,545
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 461,142,016
Total number of portfolio holdings	242
Management services fees (represents 0.47% of Fund average net assets)	$ 2,362,545
Portfolio turnover for the reporting period	13%

Holdings [Text Block]
Graphical
Representation
of Fund

Holdings
The tables below show the investment makeup of the Fund
represented
as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The
Fund's
portfolio composition is subject to change.
Top Holdings
City of Rochester 11/15/2057 5.000%	2.8%
Roseville Independent School District No. 623 02/01/2038 4.000%	2.2%
Southern Minnesota Municipal Power Agency 01/01/2026 0.000%	2.1%
Brainerd Independent School District No. 181 02/01/2037 4.000%	2.1%
City of Maple Grove 05/01/2037 4.000%	2.1%
Minnesota Higher Education Facilities Authority 10/01/2052 5.000%	1.7%
County of Chippewa 03/01/2037 4.000%	1.5%
City of Minneapolis 11/15/2037 4.000%	1.4%
Stillwater Independent School District No. 834 02/01/2042 4.000%	1.4%
State of Minnesota 08/01/2043 4.000%	1.4%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
City of Rochester 11/15/2057 5.000%	2.8%
Roseville Independent School District No. 623 02/01/2038 4.000%	2.2%
Southern Minnesota Municipal Power Agency 01/01/2026 0.000%	2.1%
Brainerd Independent School District No. 181 02/01/2037 4.000%	2.1%
City of Maple Grove 05/01/2037 4.000%	2.1%
Minnesota Higher Education Facilities Authority 10/01/2052 5.000%	1.7%
County of Chippewa 03/01/2037 4.000%	1.5%
City of Minneapolis 11/15/2037 4.000%	1.4%
Stillwater Independent School District No. 834 02/01/2042 4.000%	1.4%
State of Minnesota 08/01/2043 4.000%	1.4%